UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams, Harkness & Hill, Inc.
Address: Sixty State Street, Suite 1200
         Boston, MA  02109

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     August 13, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $127,075 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED FIBRE COMMUNICATION   COM              00754A105      737    45000 SH       SOLE                    45000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     3722   778700 SH       SOLE                   778700        0        0
ALTEON INC                     COM              02144g107     2237   461200 SH       SOLE                   461200        0        0
AMERICAN FINANCIAL REALTY TRUS COM              02607p305      522    35000 SH       SOLE                    35000        0        0
ASTROPOWER INC                 COM              04644A101     3721  1101000 SH       SOLE                  1101000        0        0
ATHEROGENICS INC               COM              047439104    12780   856000 SH       SOLE                   856000        0        0
AVID TECHNOLOGY INC            COM              05367P100     4618   130700 SH       SOLE                   130700        0        0
BALLARD PWR SYS INC            COM              05858H104     1148    84200 SH       SOLE                    84200        0        0
BANKRATE INC                   COM              06646V108      242    20000 SH       SOLE                    20000        0        0
CELGENE CORP                   COM              151020104     1214    40000 SH       SOLE                    40000        0        0
CONCEPTUS INC                  COM              206016107     7276   519000 SH       SOLE                   519000        0        0
CORNING INC                    COM              219350105     1504   203500 SH       SOLE                   203500        0        0
DOT HILL SYS CORP              COM              25848T109     8598   656300 SH       SOLE                   656300        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108     6150   458955 SH       SOLE                   458955        0        0
FUEL-TECH N V                  COM              359523107     2044   365000 SH       SOLE                   365000        0        0
HARRIS INTERACTIVE INC         COM              414549105     5229   809485 SH       SOLE                   809485        0        0
HEADWATERS INC                 COM              42210p102      437    30000 SH       SOLE                    30000        0        0
IMPCO TECHNOLOGIES INC         COM              45255w106     4542   738531 SH       SOLE                   738531        0        0
KOSAN BIOSCIENCES INC          COM              50064W107     1271   218000 SH       SOLE                   218000        0        0
NBTY INC                       COM              628782104     3082   146500 SH       SOLE                   146500        0        0
NEXPRISE INC NEW               COM NEW          65333q202      725   230234 SH       SOLE                   230234        0        0
ONYX PHARMACEUTICALS INC       COM              683399109      809    67000 SH       SOLE                    67000        0        0
PINNACLE SYS INC               COM              723481107     3719   347600 SH       SOLE                   347600        0        0
POLYMEDICA CORP                COM              731738100    15423   336300 SH       SOLE                   336300        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     1649   739531 SH       SOLE                   739531        0        0
SONIC SOLUTIONS                COM              835460106     7090   822500 SH       SOLE                   822500        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305     7962   688200 SH       SOLE                   688200        0        0
SURMODICS INC                  COM              868873100     5283   173100 SH       SOLE                   173100        0        0
UNITED NAT FOODS INC           COM              911163103     4104   144700 SH       SOLE                   144700        0        0
VESTAS WIND SYSTEMS A/S        COM              005964651     1325   115800 SH       SOLE                   115800        0        0
VI TECHNOLOGIES INC            COM              917920100     2931  1196349 SH       SOLE                  1196349        0        0
WHOLE FOODS MKT INC            COM              966837106     4981   104800 SH       SOLE                   104800        0        0